Goodwill and Other Intangible Assets (Details) - Schedule of changes in the carrying amount of goodwill $ in Thousands	6 Months Ended
Jun. 30, 2025 USD ($)
Other Intangible Assets, Net (Details) - Schedule of other intangible assets [Line Items]
Balance at beginning	$ 99,082
Goodwill acquired	651
Balance at ending	101,569
Goodwill
Other Intangible Assets, Net (Details) - Schedule of other intangible assets [Line Items]
Balance at beginning	99,082
Currency translation adjustments	1,836
Balance at ending	$ 101,569